Related-party Transactions (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of related party transactions [Abstract]
Short-term employee benefits	$ 345,019	$ 566,231	$ 354,883
Post-employment benefits	2,547	2,244	1,937
Key management personnel compensation	$ 347,566	$ 568,475	$ 356,820